Taxes to Recover - Summary of estimated recovery of ICMS assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of ICMS assets	R$ 2,108,025	R$ 2,519,658
ICMS [member]
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of ICMS assets	R$ 893,206	R$ 1,129,325